Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Loan reserves	$ 893	$ 940
Market value adjustments on student loans, investments and derivatives	572	671
Stock-based compensation plans	66	77
Accrued expenses not currently deductible	61	34
Deferred revenue	57	60
Other	55	42
Total deferred tax assets	1,704	1,824
Deferred tax liabilities:
Gains/(losses) on repurchased debt	304	306
Other	81	65
Total deferred tax liabilities	385	371
Net deferred tax assets	$ 1,319	$ 1,453